Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	IronBridge Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001487592
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | IronBridge Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSCX
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSMX
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | IronBridge Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBGFX
IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBLCX
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | IronBridge Horizon Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBHZX
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | IronBridge Skyline Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBSLX

IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund
IRONBRIDGE SMALL CAP FUND
Investment Objective.
The investment objective of the IronBridge Small Cap Fund ("Small Cap Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Small Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IronBridge Small Cap Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.07%

Expense Example.
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Small Cap Fund	109	340	590	1,306

Portfolio Turnover.
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies.
The Small Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with small market capitalizations. For this purpose, the Adviser defines a small capitalization company as any company with a market capitalization less than or equal to the largest market capitalization (determined at the time of investment) of any company in the Russell 2000® Index, which, as of September
30, 2012, was approximately $4.4 billion. The Small Cap Fund may invest in
American Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the Small Cap Fund by applying an economic return framework. This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Small Cap Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small Cap Risk. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Small Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk. ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Small Cap Fund.
Performance.
The bar chart and table below show how the Small Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Small Cap Fund (the
"Predecessor Small Cap Fund"), the predecessor of the Small Cap Fund) has performed in the past and provides some indication of the risks of investing in the Small Cap Fund. The table shows how the performance of the Small Cap Fund
(and the Predecessor Small Cap Fund) has varied from year to year as compared with the returns of the Russell 2000® Index, a securities index that measures the performance of the small-cap segment of the U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Small Cap Fund (or Predecessor Small Cap Fund) for the years ended December 31,	[1]

During the periods shown above, the Small Cap Fund's or Predecessor Small Cap
Fund's, as applicable, highest return for either the Small Cap Fund or the
Predecessor Small Cap Fund for a calendar quarter was 24.78%(quarter ended June
30, 2003) and the lowest return for a calendar quarter was (25.45)%(quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
IronBridge Small Cap Fund	Return Before Taxes	(3.79%)	2.10%	9.94%	Aug 30, 2002
IronBridge Small Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	(3.94%)	1.46%	9.03%	Aug 30, 2002
IronBridge Small Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.27%)	1.67%	8.50%	Aug 30, 2002
IronBridge Small Cap Fund Russell 2000® Index	Russell 2000® Index	(4.18%)	0.15%	8.49%	Aug 30, 2002

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Small Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Small Cap Fund had a return of 12.04%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Small Cap Fund ("Small Cap Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Small Cap Fund's portfolio
		turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with small market capitalizations. For this purpose, the Adviser defines a small capitalization company as any company with a market capitalization less than or equal to the largest market capitalization (determined at the time of investment) of any company in the Russell 2000® Index, which, as of September
30, 2012, was approximately $4.4 billion. The Small Cap Fund may invest in
American Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the Small Cap Fund by applying an economic return framework. This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Small Cap Fund
		invests primarily in growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small Cap Risk. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Small Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk. ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

		Loss of Money Risk. Loss of money is a risk of investing in the Small Cap Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show how the Small Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Small Cap Fund (the
"Predecessor Small Cap Fund"), the predecessor of the Small Cap Fund) has performed in the past and provides some indication of the risks of investing in the Small Cap Fund. The table shows how the performance of the Small Cap Fund
(and the Predecessor Small Cap Fund) has varied from year to year as compared with the returns of the Russell 2000® Index, a securities index that measures the performance of the small-cap segment of the U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free
		to 1-877-861-7714.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Small Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Small Cap Fund (the "Predecessor Small Cap Fund"), the predecessor of the Small Cap Fund) has performed in the past and provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for Small Cap Fund (or Predecessor Small Cap Fund) for the years ended December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above, the Small Cap Fund's or Predecessor Small Cap
Fund's, as applicable, highest return for either the Small Cap Fund or the
Predecessor Small Cap Fund for a calendar quarter was 24.78%(quarter ended June
30, 2003) and the lowest return for a calendar quarter was (25.45)%(quarter
		ended December 31, 2008).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your Small Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Small Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement
		account (IRA) or 529 college savings plan.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | IronBridge Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2003	rr_AnnualReturn2003	43.80%
Annual Return 2004	rr_AnnualReturn2004	18.79%
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	15.57%
Annual Return 2007	rr_AnnualReturn2007	10.01%
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	24.53%
Annual Return 2010	rr_AnnualReturn2010	23.36%
Annual Return 2011	rr_AnnualReturn2011	(3.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | IronBridge Small Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
IronBridge Small Cap Fund (Prospectus Summary) | IronBridge Small Cap Fund | IronBridge Small Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002

[1]	For the nine-month period ended September 30, 2012, the Small Cap Fund had a return of 12.04%.
[2]	A service fee of $15 may be imposed for shares redeemed by wire.

IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund
IRONBRIDGE SMID CAP FUND
Investment Objective.
The investment objective of the IronBridge SMID Cap Fund ("SMID Cap Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge SMID Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IronBridge SMID Cap Fund
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.92%

Expense Example.
This Example is intended to help you compare the cost of investing in the SMID
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the SMID Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Cap Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge SMID Cap Fund	94	293	509	1,131

Portfolio Turnover.
The SMID Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the SMID Cap Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies.
The SMID Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with small-to-medium market capitalizations.  For this purpose, the Adviser defines a small-to-medium capitalization company as a company that has a market capitalization of between $100 million and $10 billion, which definition is applied at the time of purchase.  The SMID Cap Fund may invest in American
Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the SMID Cap Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the SMID Cap Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk.  The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk.  During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks.  Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the SMID Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the SMID Cap Fund.
Performance.
The bar chart and table below show how the SMID Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge SMID Fund (the "Predecessor SMID
Fund"), the predecessor of the SMID Cap Fund) has performed in the past and provides some indication of the risks of investing in the SMID Cap Fund. The table shows how the performance of the SMID Cap Fund (and Predecessor SMID Fund)
has varied from year to year as compared with the performance of the Russell
2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. For periods prior to July 23, 2010, after-tax returns are shown only for Predecessor SMID
Fund's Institutional Class shares, which commenced operations on December 31,
2004 and correspond to the SMID Cap Fund's shares. Keep in mind that past performance (before and after taxes) may not indicate how well the SMID Cap Fund will perform in the future. Updated performance information can be found on our
Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for SMID Cap Fund (or Predecessor SMID Fund) for the years ended December 31,	[1]

During the periods shown above, the highest return for the SMID Cap Fund or the
Predecessor SMID Fund for a calendar quarter was 18.39% (quarter ended June 30,
2009) and the lowest return for a calendar quarter was (24.46)% (quarter ended
December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
IronBridge SMID Cap Fund	Return Before Taxes	(2.82%)	2.50%	4.31%	Dec 31, 2004
IronBridge SMID Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	(3.20%)	1.96%	3.87%	Dec 31, 2004
IronBridge SMID Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.34%)	2.00%	3.61%	Dec 31, 2004
IronBridge SMID Cap Fund Russell 2500® Index	Russell 2500® Index	(2.51%)	1.24%	4.22%	Dec 31, 2004

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your SMID Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the SMID Cap Fund had a return of 10.34%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE SMID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge SMID Cap Fund ("SMID Cap Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SMID Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the SMID Cap Fund's portfolio
		turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the SMID
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the SMID Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Cap Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The SMID Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with small-to-medium market capitalizations.  For this purpose, the Adviser defines a small-to-medium capitalization company as a company that has a market capitalization of between $100 million and $10 billion, which definition is applied at the time of purchase.  The SMID Cap Fund may invest in American
Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the SMID Cap Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the SMID Cap Fund
		invests primarily in growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk.  During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks.  Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the SMID Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

		Loss of Money Risk. Loss of money is a risk of investing in the SMID Cap Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the SMID Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show how the SMID Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge SMID Fund (the "Predecessor SMID
Fund"), the predecessor of the SMID Cap Fund) has performed in the past and provides some indication of the risks of investing in the SMID Cap Fund. The table shows how the performance of the SMID Cap Fund (and Predecessor SMID Fund)
has varied from year to year as compared with the performance of the Russell
2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. For periods prior to July 23, 2010, after-tax returns are shown only for Predecessor SMID
Fund's Institutional Class shares, which commenced operations on December 31,
2004 and correspond to the SMID Cap Fund's shares. Keep in mind that past performance (before and after taxes) may not indicate how well the SMID Cap Fund will perform in the future. Updated performance information can be found on our
		Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the SMID Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge SMID Fund (the "Predecessor SMID Fund"), the predecessor of the SMID Cap Fund) has performed in the past and provides some indication of the risks of investing in the SMID Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the SMID Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for SMID Cap Fund (or Predecessor SMID Fund) for the years ended December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above, the highest return for the SMID Cap Fund or the
Predecessor SMID Fund for a calendar quarter was 18.39% (quarter ended June 30,
2009) and the lowest return for a calendar quarter was (24.46)% (quarter ended
		December 31, 2008).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your SMID Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your SMID Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
		(IRA) or 529 college savings plan.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | Russell 2500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | IronBridge SMID Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2005	rr_AnnualReturn2005	8.61%
Annual Return 2006	rr_AnnualReturn2006	9.34%
Annual Return 2007	rr_AnnualReturn2007	10.53%
Annual Return 2008	rr_AnnualReturn2008	(33.66%)
Annual Return 2009	rr_AnnualReturn2009	26.48%
Annual Return 2010	rr_AnnualReturn2010	25.51%
Annual Return 2011	rr_AnnualReturn2011	(2.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | IronBridge SMID Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund | IronBridge SMID Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	For the nine-month period ended September 30, 2012, the SMID Cap Fund had a return of 10.34%.
[2]	A service fee of $15 may be imposed for shares redeemed by wire.

IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund
IRONBRIDGE GLOBAL FUND
Investment Objective.
The investment objective of the IronBridge Global Fund ("Global Fund") is long-term capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Global Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)		2.00%
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Global Fund
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.81%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver	[1]	(0.66%)
Total Annual Fund Operating Expenses after Fee Waiver		1.00%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Global Fund to the extent necessary to ensure that the Global Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Global Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Global Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the Global
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Global Fund	102	459	840	1,910

Portfolio Turnover.
The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Global Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies.
The Global Fund seeks to achieve its investment objective by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States. The Global Fund will be diversified among a number of countries (at least three) and will invest at least 40% of its total assets in foreign securities. The Global Fund invests primarily in the equity securities of companies principally traded in the regions that are included in the Morgan Stanley Capital World Index Net ("MSCI World Index Net"). The Global
Fund may invest in companies across all market capitalizations, but the Global
Fund will primarily invest in companies with market capitalizations in excess of
US$ 2 billion, determined at the time of investment. Additionally, the Global
Fund may invest up to 10% of its total assets (calculated at the time of purchase) in securities of companies principally traded in emerging market countries.  The Global Fund may also invest in American Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the Global Fund by choosing companies for investment that the Adviser believes have the potential to exceed economic performance levels on which market valuations are premised. In constructing a portfolio of investments for the Global Fund, the Adviser selects equity securities using an economic return framework, a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the
Global Fund invests in primarily growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Foreign Securities Risk. Foreign investments may be less liquid, subject to currency-rate fluctuations, be in areas with political and economic instability and be subject to less strict regulation of the securities markets.

Emerging Markets Risk. The risks of foreign investments typically are greater in emerging markets.

Currency Risk. Investments in foreign securities denominated and traded in foreign currencies may be subject to unfavorable fluctuations in foreign currency exchange rates.

Region Risk. Changes affecting a particular global region where the Global Fund has invested may have a significant impact on the value of the Global Fund's overall value.

Global Sector Risk. Changes affecting a particular sector of the world economy in which the Global Fund has invested may have a significant impact on the value of the Global Fund's overall portfolio.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value for many of the same reasons outlined above.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Global Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

Loss of Money Risk. Loss of money is a risk of investing in the Global Fund.
Performance.
The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the "Predecessor
Global Fund"), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund. The table shows how the performance of the Global Fund (and Predecessor Global Fund)
has varied from year to year as compared with the performance of the MSCI World
Index Net, a securities index that measures the equity market performance of developed markets. Keep in mind that past performance (before and after taxes)
may not indicate how well the Global Fund will perform in the future. Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Global Fund (or Predecessor Global Fund) for the years ended December 31,	[1]

During the periods shown above, the highest return for the Global Fund or the
Predecessor Global Fund for a calendar quarter was 12.92% (quarter ended
September 30, 2010) and the lowest return for a calendar quarter was (17.35)%
(quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
IronBridge Global Fund	Return Before Taxes	(7.32%)	2.96%	Sep 18, 2009
IronBridge Global Fund After Taxes on Distributions	Return After Taxes on Distributions	(12.43%)	0.36%	Sep 18, 2009
IronBridge Global Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.74%)	1.73%	Sep 18, 2009
IronBridge Global Fund MSCI World Index Net	MSCI World Index Net	(5.54%)	3.75%	Sep 18, 2009

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Global Fund had a return of 12.23%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE GLOBAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Global Fund ("Global Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Global Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Global
Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Global Fund seeks to achieve its investment objective by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States. The Global Fund will be diversified among a number of countries (at least three) and will invest at least 40% of its total assets in foreign securities. The Global Fund invests primarily in the equity securities of companies principally traded in the regions that are included in the Morgan Stanley Capital World Index Net ("MSCI World Index Net"). The Global
Fund may invest in companies across all market capitalizations, but the Global
Fund will primarily invest in companies with market capitalizations in excess of
US$ 2 billion, determined at the time of investment. Additionally, the Global
Fund may invest up to 10% of its total assets (calculated at the time of purchase) in securities of companies principally traded in emerging market countries.  The Global Fund may also invest in American Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the Global Fund by choosing companies for investment that the Adviser believes have the potential to exceed economic performance levels on which market valuations are premised. In constructing a portfolio of investments for the Global Fund, the Adviser selects equity securities using an economic return framework, a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the
Global Fund invests in primarily growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Foreign Securities Risk. Foreign investments may be less liquid, subject to currency-rate fluctuations, be in areas with political and economic instability and be subject to less strict regulation of the securities markets.

Emerging Markets Risk. The risks of foreign investments typically are greater in emerging markets.

Currency Risk. Investments in foreign securities denominated and traded in foreign currencies may be subject to unfavorable fluctuations in foreign currency exchange rates.

Region Risk. Changes affecting a particular global region where the Global Fund has invested may have a significant impact on the value of the Global Fund's overall value.

Global Sector Risk. Changes affecting a particular sector of the world economy in which the Global Fund has invested may have a significant impact on the value of the Global Fund's overall portfolio.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value for many of the same reasons outlined above.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Global Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

Loss of Money Risk. Loss of money is a risk of investing in the Global Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Global Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the "Predecessor
Global Fund"), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund. The table shows how the performance of the Global Fund (and Predecessor Global Fund)
has varied from year to year as compared with the performance of the MSCI World
Index Net, a securities index that measures the equity market performance of developed markets. Keep in mind that past performance (before and after taxes)
may not indicate how well the Global Fund will perform in the future. Updated performance information can be found on our Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Global Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge Global Focus Fund (the "Predecessor Global Fund"), the predecessor of the Global Fund) has performed in the past and provides some indication of the risks of investing in the Global Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Global Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for Global Fund (or Predecessor Global Fund) for the years ended December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above, the highest return for the Global Fund or the
Predecessor Global Fund for a calendar quarter was 12.92% (quarter ended
September 30, 2010) and the lowest return for a calendar quarter was (17.35)%
(quarter ended September 30, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Global Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | MSCI World Index Net
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index Net
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2009
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | IronBridge Global Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,910
Annual Return 2010	rr_AnnualReturn2010	13.85%
Annual Return 2011	rr_AnnualReturn2011	(7.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2009
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | IronBridge Global Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2009
IronBridge Global Fund (Prospectus Summary) | IronBridge Global Fund | IronBridge Global Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2009

[1]	For the nine-month period ended September 30, 2012, the Global Fund had a return of 12.23%.
[2]	A service fee of $15 may be imposed for shares redeemed by wire.
[3]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Global Fund to the extent necessary to ensure that the Global Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Global Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Global Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund
IRONBRIDGE LARGE CAP FUND
Investment Objective.
The investment objective of the IronBridge Large Cap Fund ("Large Cap Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Large Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Large Cap Fund
Management Fees		0.65%
Distribution (12b-1) Fees		none
Other Expenses		1.94%
Total Annual Fund Operating Expenses		2.59%
Fee Waiver	[1]	(1.79%)
Total Annual Fund Operating Expenses after Fee Waiver		0.80%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Large Cap Fund to the extent necessary to ensure that the Large Cap Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 0.80% of the Large Cap Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Large Cap Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the Large
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
IronBridge Large Cap Fund	82	635

Portfolio Turnover.
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Large Cap Fund commenced operations on March 30, 2012, and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Large Cap Fund's portfolio turnover was 3% (on an un-annualized basis).
Principal Investment Strategies.
The Large Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with large market capitalizations. For this purpose, the Adviser defines a large capitalization company as any company with a market capitalization in excess of $5 billion, which definition is applied at the time of purchase. The
Large Cap Fund may invest in American Depository Receipts and/or Global
Depository Receipts.

The Adviser actively manages the Large Cap Fund by applying an economic return framework. This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Large Cap Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Large Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Large Cap Fund.
Performance.
Performance information for the Large Cap Fund is not included because the Large Cap Fund does not have returns for one full calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Large Cap Fund ("Large Cap Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The Large Cap Fund commenced operations on March 30, 2012, and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Large Cap Fund's portfolio turnover was 3% (on an un-annualized basis).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Large Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with large market capitalizations. For this purpose, the Adviser defines a large capitalization company as any company with a market capitalization in excess of $5 billion, which definition is applied at the time of purchase. The
Large Cap Fund may invest in American Depository Receipts and/or Global
Depository Receipts.

The Adviser actively manages the Large Cap Fund by applying an economic return framework. This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Large Cap Fund invests primarily in growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Large Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Large Cap Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Large Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Large Cap Fund is not included because the Large Cap Fund does not have returns for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Large Cap Fund is not included because the Large Cap Fund does not have returns for one full calendar year.
IronBridge Large Cap Fund (Prospectus Summary) | IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	635

[1]	A service fee of $15 may be imposed for shares redeemed by wire.
[2]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Large Cap Fund to the extent necessary to ensure that the Large Cap Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 0.80% of the Large Cap Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Large Cap Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund
IRONBRIDGE HORIZON FUND
Investment Objective.
The investment objective of the IronBridge Horizon Fund ("Horizon Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Horizon Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Horizon Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Horizon Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.16%
Total Annual Fund Operating Expenses		1.16%
Fee Waiver	[1]	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver		1.10%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Horizon Fund to the extent necessary to ensure that the Horizon Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.10% of the Horizon Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Horizon Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the
Horizon Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Horizon Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Horizon Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Horizon Fund	112	363	633	1,404

Portfolio Turnover.
The Horizon Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Horizon Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies.
The Horizon Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in equity stocks of companies with market capitalizations less than or equal to the largest market capitalization
(determined at the time of investment) of any company in the Russell 2000®
Index, which, as of September 30, 2012, was approximately $4.4 billion.  The
Horizon Fund may invest in American Depository Receipts and/or Global Depository
Receipts.  For the purposes of the foregoing principal investment strategy, the
Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Horizon Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Horizon Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Horizon Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small Cap Risk. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Horizon Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Horizon Fund.
Performance.
The bar chart and table below show how the Horizon Fund has performed in the past and provides some indication of the risks of investing in the Horizon
Fund. The table shows how the performance of Horizon Fund has varied from year to year as compared with the performance of the Russell 2000® Index, a securities index that measures the performance of the small-cap segment of the
U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Horizon Fund will perform in the future.
Updated performance information can be found on our Web site at
www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Horizon Fund for the years ended December 31,	[1]

During the periods shown above, the highest return for the Horizon Fund for a calendar quarter was 12.02% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was (20.39)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
IronBridge Horizon Fund	Return Before Taxes	(3.90%)	(3.10%)	Dec 10, 2010
IronBridge Horizon Fund After Taxes on Distributions	Return After Taxes on Distributions	(4.77%)	(3.94%)	Dec 10, 2010
IronBridge Horizon Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.57%)	(2.71%)	Dec 10, 2010
IronBridge Horizon Fund Russell 2000® Index	Russell 2000® Index	(4.18%)	(3.05%)	Dec 10, 2010

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Horizon Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Horizon Fund had a return of 11.72%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE HORIZON FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Horizon Fund ("Horizon Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Horizon Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Horizon Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Horizon Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Horizon Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Horizon Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Horizon Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Horizon Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in equity stocks of companies with market capitalizations less than or equal to the largest market capitalization
(determined at the time of investment) of any company in the Russell 2000®
Index, which, as of September 30, 2012, was approximately $4.4 billion.  The
Horizon Fund may invest in American Depository Receipts and/or Global Depository
Receipts.  For the purposes of the foregoing principal investment strategy, the
Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Horizon Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Horizon Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Horizon Fund invests primarily in growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small Cap Risk. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Horizon Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Horizon Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Horizon Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show how the Horizon Fund has performed in the past and provides some indication of the risks of investing in the Horizon
Fund. The table shows how the performance of Horizon Fund has varied from year to year as compared with the performance of the Russell 2000® Index, a securities index that measures the performance of the small-cap segment of the
U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Horizon Fund will perform in the future.
Updated performance information can be found on our Web site at
www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Horizon Fund has performed in the past and provides some indication of the risks of investing in the Horizon Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Horizon Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for Horizon Fund for the years ended December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above, the highest return for the Horizon Fund for a calendar quarter was 12.02% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was (20.39)% (quarter ended September 30, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your Horizon Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Horizon Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | IronBridge Horizon Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,404
Annual Return 2011	rr_AnnualReturn2011	(3.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.39%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | IronBridge Horizon Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Horizon Fund (Prospectus Summary) | IronBridge Horizon Fund | IronBridge Horizon Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010

[1]	For the nine-month period ended September 30, 2012, the Horizon Fund had a return of 11.72%.
[2]	A service fee of $15 may be imposed for shares redeemed by wire.
[3]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Horizon Fund to the extent necessary to ensure that the Horizon Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.10% of the Horizon Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Horizon Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund
IRONBRIDGE SKYLINE FUND
Investment Objective.
The investment objective of the IronBridge Skyline Fund ("Skyline Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Skyline Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Skyline Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Skyline Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.23%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver	[1]	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver		1.00%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Skyline Fund to the extent necessary to ensure that the Skyline Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Skyline Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Skyline Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the
Skyline Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Skyline Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Skyline Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Skyline Fund	102	346	610	1,363

Portfolio Turnover.
The Skyline Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Skyline Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies.
The Skyline Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in common equity stocks of companies that have market capitalizations between $100 million and $10 billion, measured at the time of purchase.  The Skyline Fund may invest in American Depository
Receipts and/or Global Depository Receipts. For the purposes of the foregoing principal investment strategy, the Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Skyline Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Skyline Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Skyline Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks. Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Skyline Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk. ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Skyline Fund.
Performance.
The bar chart and table below show how the Skyline Fund has performed in the past and provides some indication of the risks of investing in the Skyline
Fund. The table shows how the performance of the Skyline Fund has varied from year to year as compared with the performance of the Russell 2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Skyline Fund will perform in the future. Updated performance information can be found on our
Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Skyline Fund for the years ended December 31,	[1]

During the periods shown above, the highest return for the Skyline Fund for a calendar quarter was 12.15% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was (20.24)% (quarter ended September 30,2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
IronBridge Skyline Fund	Return Before Taxes	(2.81%)	(2.02%)	Dec 10, 2010
IronBridge Skyline Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.18%)	(4.31%)	Dec 10, 2010
IronBridge Skyline Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.25%)	(2.37%)	Dec 10, 2010
IronBridge Skyline Fund Russell 2500® Index	Russell 2500® Index	(2.51%)	(1.05%)	Dec 10, 2010

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Skyline Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Skyline Fund had a return of 10.10%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRONBRIDGE SKYLINE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IronBridge Skyline Fund ("Skyline Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Skyline Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Skyline Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Skyline Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Skyline Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Skyline Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Skyline Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares in:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Skyline Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in common equity stocks of companies that have market capitalizations between $100 million and $10 billion, measured at the time of purchase.  The Skyline Fund may invest in American Depository
Receipts and/or Global Depository Receipts. For the purposes of the foregoing principal investment strategy, the Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Skyline Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Skyline Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Skyline Fund invests primarily in growth and value-style equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks. Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Skyline Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk. ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Skyline Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Skyline Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show how the Skyline Fund has performed in the past and provides some indication of the risks of investing in the Skyline
Fund. The table shows how the performance of the Skyline Fund has varied from year to year as compared with the performance of the Russell 2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Skyline Fund will perform in the future. Updated performance information can be found on our
Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Skyline Fund has performed in the past and provides some indication of the risks of investing in the Skyline Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-861-7714
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironbridgefunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) may not indicate how well the Skyline Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Annual Total Returns for Skyline Fund for the years ended December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown above, the highest return for the Skyline Fund for a calendar quarter was 12.15% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was (20.24)% (quarter ended September 30,2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your Skyline Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Skyline Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | Russell 2500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | IronBridge Skyline Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2011	rr_AnnualReturn2011	(2.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | IronBridge Skyline Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010
IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund | IronBridge Skyline Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2010

[1]	For the nine-month period ended September 30, 2012, the Skyline Fund had a return of 10.10%.
[2]	A service fee of $15 may be imposed for shares redeemed by wire.
[3]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Skyline Fund to the extent necessary to ensure that the Skyline Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Skyline Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Skyline Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.